Details of Significant Accounts - Summary of Reconciliation Between Income Tax Expense and Accounting Profit (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Applicable tax rate in the parent company's country	20.00%	20.00%	20.00%